Fair Value of Assets and Liabilities - Fair Value of Assets and Liabilities at Amortised cost (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets
Loans and advances to banks	€ 28,811	€ 28,858	€ 29,988
Held-to-maturity investments	9,343	8,751
Loans and advances to customers1	571,909	560,154
Total	836,747	834,170
Financial liabilities
Deposits from banks1	36,821	31,964	33,813
Customer deposits1	539,828	522,908
Debt securities in issue	96,086	103,234
Subordinated loans	15,968	17,223	€ 16,411
Total	790,333	789,550
Financial assets [member]
Financial Assets
Loans and advances to banks	27,065	28,940
Held-to-maturity investments	9,378	8,809
Loans and advances to customers1	565,011	578,596
Total	601,454	616,345
Financial liabilities [member]
Financial liabilities
Deposits from banks1	32,947	22,543
Customer deposits1	64,474	64,748
Debt securities in issue	96,736	103,559
Subordinated loans	16,457	17,253
Total	210,614	208,103
Level 1 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	633	3,534
Held-to-maturity investments	7,884	6,983
Loans and advances to customers1		5,121
Total	8,517	15,638
Level 1 [member] | Financial liabilities [member]
Financial liabilities
Deposits from banks1	29
Customer deposits1	8,875	12,248
Debt securities in issue	39,303	41,145
Subordinated loans	16,082	14,967
Total	64,289	68,360
Level 2 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	9,855	11,135
Held-to-maturity investments	1,409	1,749
Loans and advances to customers1	19,870	21,611
Total	31,134	34,495
Level 2 [member] | Financial liabilities [member]
Financial liabilities
Deposits from banks1	25,276	14,447
Customer deposits1	28,303	25,118
Debt securities in issue	39,757	48,097
Subordinated loans	357	2,188
Total	93,693	89,850
Level 3 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	16,577	14,271
Held-to-maturity investments	85	77
Loans and advances to customers1	545,141	551,864
Total	561,803	566,212
Level 3 [member] | Financial liabilities [member]
Financial liabilities
Deposits from banks1	7,642	8,096
Customer deposits1	27,296	27,382
Debt securities in issue	17,676	14,317
Subordinated loans	18	98
Total	€ 52,632	€ 49,893